Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000103324
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Acorn European Fund℠ Class A (including sales charges) ($20,265)
Average Annual Return, Percent	16.71%	0.90%	7.32%
C000103327
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Acorn European Fund℠ Institutional Class ($22,048)
C000024954
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Acorn<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fund Class A (including sales charges) ($20,858)
Average Annual Return, Percent	(1.43%)	(0.36%)	7.63%
C000024956
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Acorn<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fund Class C (including sales charges) ($20,537)
Average Annual Return, Percent	2.82%	0.08%	7.46%
C000251059
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Acorn<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fund Class S ($22,712)
C000122736
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Acorn<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fund Institutional 2 Class ($22,768)
C000122737
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Acorn<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fund Institutional 3 Class ($22,876)
C000024957
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Acorn<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fund Institutional Class ($22,695)
C000024958
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Acorn International<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Class A (including sales charges) ($14,297)
Average Annual Return, Percent	5.69%	(2.26%)	3.64%
C000251060
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Acorn International<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Class S ($15,549)
C000097733
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Acorn International<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Institutional 2 Class ($15,632)
C000122739
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Acorn International<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Institutional 3 Class ($15,703)
C000024961
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Acorn International<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Institutional Class ($15,549)
C000024970
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Acorn International Select℠ Class A (including sales charges) ($17,573)
Average Annual Return, Percent	13.38%	(1.38%)	5.80%
C000251061
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Acorn International Select℠ Class S ($19,125)
C000122746
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Acorn International Select℠ Institutional 2 Class ($19,312)
C000122747
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Acorn International Select℠ Institutional 3 Class ($19,401)
C000024973
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Acorn International Select℠ Institutional Class ($19,125)
C000024974
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Thermostat Fund℠ Class A (including sales charges) ($19,509)
Average Annual Return, Percent	8.18%	3.64%	6.91%
C000024976
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Thermostat Fund℠ Class C (including sales charges) ($19,197)
Average Annual Return, Percent	12.86%	4.10%	6.74%
C000251062
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Thermostat Fund℠ Class S ($21,218)
C000122750
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Thermostat Fund℠ Institutional 2 Class ($21,308)
C000122751
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Thermostat Fund℠ Institutional 3 Class ($21,399)
C000024977
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Thermostat Fund℠ Institutional Class ($21,218)
Without Sales Load [Member] | C000103324
Average Annual Return [Line Items]
Average Annual Return, Percent	23.85%	2.10%	7.96%
Without Sales Load [Member] | C000103327
Average Annual Return [Line Items]
Average Annual Return, Percent	24.20%	2.35%	8.23%
Without Sales Load [Member] | C000024954
Average Annual Return [Line Items]
Average Annual Return, Percent	4.56%	0.83%	8.27%
Without Sales Load [Member] | C000024956
Average Annual Return [Line Items]
Average Annual Return, Percent	3.82%	0.08%	7.46%
Without Sales Load [Member] | C000251059
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%	1.09%	8.55%
Without Sales Load [Member] | C000122736
Average Annual Return [Line Items]
Average Annual Return, Percent	4.85%	1.11%	8.58%
Without Sales Load [Member] | C000122737
Average Annual Return [Line Items]
Average Annual Return, Percent	4.91%	1.15%	8.63%
Without Sales Load [Member] | C000024957
Average Annual Return [Line Items]
Average Annual Return, Percent	4.80%	1.07%	8.54%
Without Sales Load [Member] | C000024958
Average Annual Return [Line Items]
Average Annual Return, Percent	12.12%	(1.09%)	4.25%
Without Sales Load [Member] | C000251060
Average Annual Return [Line Items]
Average Annual Return, Percent	12.36%	(0.85%)	4.51%
Without Sales Load [Member] | C000097733
Average Annual Return [Line Items]
Average Annual Return, Percent	12.44%	(0.80%)	4.57%
Without Sales Load [Member] | C000122739
Average Annual Return [Line Items]
Average Annual Return, Percent	12.46%	(0.76%)	4.62%
Without Sales Load [Member] | C000024961
Average Annual Return [Line Items]
Average Annual Return, Percent	12.36%	(0.85%)	4.51%
Without Sales Load [Member] | C000024970
Average Annual Return [Line Items]
Average Annual Return, Percent	20.31%	(0.21%)	6.43%
Without Sales Load [Member] | C000251061
Average Annual Return [Line Items]
Average Annual Return, Percent	20.61%	0.04%	6.70%
Without Sales Load [Member] | C000122746
Average Annual Return [Line Items]
Average Annual Return, Percent	20.73%	0.16%	6.80%
Without Sales Load [Member] | C000122747
Average Annual Return [Line Items]
Average Annual Return, Percent	20.81%	0.20%	6.85%
Without Sales Load [Member] | C000024973
Average Annual Return [Line Items]
Average Annual Return, Percent	20.61%	0.04%	6.70%
Without Sales Load [Member] | C000024974
Average Annual Return [Line Items]
Average Annual Return, Percent	14.75%	4.88%	7.54%
Without Sales Load [Member] | C000024976
Average Annual Return [Line Items]
Average Annual Return, Percent	13.86%	4.10%	6.74%
Without Sales Load [Member] | C000251062
Average Annual Return [Line Items]
Average Annual Return, Percent	15.02%	5.14%	7.81%
Without Sales Load [Member] | C000122750
Average Annual Return [Line Items]
Average Annual Return, Percent	15.12%	5.20%	7.86%
Without Sales Load [Member] | C000122751
Average Annual Return [Line Items]
Average Annual Return, Percent	15.20%	5.24%	7.90%
Without Sales Load [Member] | C000024977
Average Annual Return [Line Items]
Average Annual Return, Percent	15.02%	5.14%	7.81%
Columbia Threadneedle: MSCI ACWI ex USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net) ($22,432)
Average Annual Return, Percent	32.39%	7.91%	8.41%
Columbia Threadneedle: MSCI ACWI ex USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net) ($22,432)
Average Annual Return, Percent	32.39%	7.91%	8.41%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Average Annual Return, Percent	17.15%	13.15%	14.29%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Average Annual Return, Percent	17.15%	13.15%	14.29%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Average Annual Return, Percent	17.15%	13.15%	14.29%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Average Annual Return, Percent	17.15%	13.15%	14.29%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Average Annual Return, Percent	17.15%	13.15%	14.29%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Average Annual Return, Percent	17.15%	13.15%	14.29%
Columbia Threadneedle: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) ($21,959)
Average Annual Return, Percent	31.22%	8.92%	8.18%
Columbia Threadneedle: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) ($21,959)
Average Annual Return, Percent	31.22%	8.92%	8.18%
Columbia Threadneedle: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) ($21,959)
Average Annual Return, Percent	31.22%	8.92%	8.18%
Columbia Threadneedle: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) ($21,959)
Average Annual Return, Percent	31.22%	8.92%	8.18%
Columbia Threadneedle: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) ($21,959)
Average Annual Return, Percent	31.22%	8.92%	8.18%
Columbia Threadneedle: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) ($21,959)
Average Annual Return, Percent	31.22%	8.92%	8.18%
Columbia Threadneedle: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) ($21,959)
Average Annual Return, Percent	31.22%	8.92%	8.18%
Columbia Threadneedle: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) ($21,959)
Average Annual Return, Percent	31.22%	8.92%	8.18%
Columbia Threadneedle: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) ($21,959)
Average Annual Return, Percent	31.22%	8.92%	8.18%
Columbia Threadneedle: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) ($21,959)
Average Annual Return, Percent	31.22%	8.92%	8.18%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,199)
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,199)
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,199)
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,199)
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,199)
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,199)
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Columbia Threadneedle: MSCI AC Europe Small Cap Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC Europe Small Cap Index (Net) ($20,167)
Average Annual Return, Percent	31.83%	5.15%	7.27%
Columbia Threadneedle: MSCI AC Europe Small Cap Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC Europe Small Cap Index (Net) ($20,167)
Average Annual Return, Percent	31.83%	5.15%	7.27%
Columbia Threadneedle: Russell 2500® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($27,272)
Average Annual Return, Percent	10.31%	2.98%	10.55%
Columbia Threadneedle: Russell 2500® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($27,272)
Average Annual Return, Percent	10.31%	2.98%	10.55%
Columbia Threadneedle: Russell 2500® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($27,272)
Average Annual Return, Percent	10.31%	2.98%	10.55%
Columbia Threadneedle: Russell 2500® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($27,272)
Average Annual Return, Percent	10.31%	2.98%	10.55%
Columbia Threadneedle: Russell 2500® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($27,272)
Average Annual Return, Percent	10.31%	2.98%	10.55%
Columbia Threadneedle: Russell 2500® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($27,272)
Average Annual Return, Percent	10.31%	2.98%	10.55%
Columbia Threadneedle: MSCI EAFE SMID Cap Growth Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE SMID Cap Growth Index (Net) ($18,583)
Average Annual Return, Percent	24.96%	2.45%	6.39%
Columbia Threadneedle: MSCI EAFE SMID Cap Growth Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE SMID Cap Growth Index (Net) ($18,583)
Average Annual Return, Percent	24.96%	2.45%	6.39%
Columbia Threadneedle: MSCI EAFE SMID Cap Growth Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE SMID Cap Growth Index (Net) ($18,583)
Average Annual Return, Percent	24.96%	2.45%	6.39%
Columbia Threadneedle: MSCI EAFE SMID Cap Growth Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE SMID Cap Growth Index (Net) ($18,583)
Average Annual Return, Percent	24.96%	2.45%	6.39%
Columbia Threadneedle: MSCI EAFE SMID Cap Growth Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE SMID Cap Growth Index (Net) ($18,583)
Average Annual Return, Percent	24.96%	2.45%	6.39%
Columbia Threadneedle: MSCI EAFE Growth Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Growth Index (Net) ($20,466)
Average Annual Return, Percent	20.76%	4.43%	7.42%
Columbia Threadneedle: MSCI EAFE Growth Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Growth Index (Net) ($20,466)
Average Annual Return, Percent	20.76%	4.43%	7.42%
Columbia Threadneedle: MSCI EAFE Growth Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Growth Index (Net) ($20,466)
Average Annual Return, Percent	20.76%	4.43%	7.42%
Columbia Threadneedle: MSCI EAFE Growth Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Growth Index (Net) ($20,466)
Average Annual Return, Percent	20.76%	4.43%	7.42%
Columbia Threadneedle: MSCI EAFE Growth Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Growth Index (Net) ($20,466)
Average Annual Return, Percent	20.76%	4.43%	7.42%
Columbia Threadneedle: Blended Benchmark - 50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 50% Bloomberg U.S. Aggregate Bond Index ($22,613)
Average Annual Return, Percent	12.64%	6.99%	8.50%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,827)
Average Annual Return, Percent	17.88%	14.42%	14.82%
Columbia Threadneedle: Blended Benchmark - 50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 50% Bloomberg U.S. Aggregate Bond Index ($22,613)
Average Annual Return, Percent	12.64%	6.99%	8.50%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,827)
Average Annual Return, Percent	17.88%	14.42%	14.82%
Columbia Threadneedle: Blended Benchmark - 50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 50% Bloomberg U.S. Aggregate Bond Index ($22,613)
Average Annual Return, Percent	12.64%	6.99%	8.50%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,827)
Average Annual Return, Percent	17.88%	14.42%	14.82%
Columbia Threadneedle: Blended Benchmark - 50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 50% Bloomberg U.S. Aggregate Bond Index ($22,613)
Average Annual Return, Percent	12.64%	6.99%	8.50%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,827)
Average Annual Return, Percent	17.88%	14.42%	14.82%
Columbia Threadneedle: Blended Benchmark - 50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 50% Bloomberg U.S. Aggregate Bond Index ($22,613)
Average Annual Return, Percent	12.64%	6.99%	8.50%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,827)
Average Annual Return, Percent	17.88%	14.42%	14.82%
Columbia Threadneedle: Blended Benchmark - 50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 50% Bloomberg U.S. Aggregate Bond Index ($22,613)
Average Annual Return, Percent	12.64%	6.99%	8.50%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,827)
Average Annual Return, Percent	17.88%	14.42%	14.82%